780 North Water Street Milwaukee, WI 53202-3590 TEL 414-273-3500 Fax 414-273-5198 www.gklaw.com

May 2, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:

Lifetime Achievement Fund, Inc. (Registration Nos. 333-95817; 811-09749)

Ladies and Gentlemen:

On behalf of Lifetime Achievement Fund, Inc. (the “Company”), in lieu of filing the form of Prospectus and Statement of Additional Information (“SAI”) as required by Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the Prospectus and SAI that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in the most recent amendment to the Company’s Registration Statement on Form N-1A (i.e., Post-Effective Amendment No. 10).  Post-Effective Amendment No. 10, which became effective on April 30, 2008, was filed electronically via EDGAR on April 28, 2008.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michael J. Conmey

Michael J. Conmey

MJC:cb

cc:

Deborah L. Koch
Michael R. Thill
Ellen R. Drought

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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